Leases, Contractual Obligations and Contingencies - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Sale Leaseback Transaction [Line Items]
Operating lease expense		$ 54.1	$ 51.0	$ 48.4
Facility in City of Industry [Member] | CA
Sale Leaseback Transaction [Line Items]
Sale and leaseback agreement date		September 2016
Purchase price for sale of facility	$ 31.7
Subsequent leaseback period	2 years
Classification of lease		operating lease
Sale and leaseback, deferred gain amortized into income over lease term	$ 2.8
Warehousing, Marketing and Administrative Expenses [Member] | Facility in City of Industry [Member] | CA
Sale Leaseback Transaction [Line Items]
Sale and leaseback, recorded gain	$ 20.5
Other Current Liabilities [Member] | Facility in City of Industry [Member] | CA
Sale Leaseback Transaction [Line Items]
Sale and leaseback, deferred gain		$ 1.0